UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 05/06/2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $130,296


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      246     8049 SH       SOLE                     8049        0        0
American Express Co            COM              025816109     2525    55864 SH       DEFINED                 54919        0      945
Amgen Inc                      COM              031162100     2566    48003 SH       DEFINED                 47263        0      740
Automatic Data Processing Inc  COM              053015103     5385   104943 SH       DEFINED                103043        0     1900
Avery Dennison Corp            COM              053611109     2627    62616 SH       DEFINED                 62466        0      150
BP P.L.C. Spons ADR            COM              055622104      307     6958 SH       SOLE                     6958        0        0
Bristol-Myers Squibb Co        COM              110122108      470    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1583    30459 SH       DEFINED                 30039        0      420
Carnival Corp                  COM              143658300     2363    61608 SH       DEFINED                 60623        0      985
Caterpillar Inc                COM              149123101      236     2122 SH       SOLE                     2122        0        0
Chevron Corp New               COM              166764100     1357    12627 SH       DEFINED                 11481        0     1146
Devon Energy Corp              COM              25179M103     4120    44898 SH       DEFINED                 43667        0     1231
Disney Walt Co.                COM              254687106     4183    97081 SH       DEFINED                 95556        0     1525
Du Pont (E.I.) De Nemours      COM              263534109      220     4000 SH       SOLE                     4000        0        0
EMC Corporation                COM              268648102     3406   128253 SH       DEFINED                126718        0     1535
Ecolab Inc                     COM              278865100     2897    56790 SH       DEFINED                 55805        0      985
Electronic Arts                COM              285512109      436    22310 SH       SOLE                    22310        0        0
Exxon Mobil Corp               COM              30231G102     4202    49942 SH       SOLE                    49942        0        0
General Electric Co            COM              369604103     3009   150070 SH       DEFINED                149855        0      215
Hewlett-Packard Co             COM              428236103     3610    88120 SH       DEFINED                 86545        0     1575
Intl Business Machines         COM              459200101     6549    40160 SH       DEFINED                 39610        0      550
JP Morgan Chase & Co           COM              46625H100     3345    72560 SH       DEFINED                 71375        0     1185
Jacobs Engineering             COM              469814107     2737    53215 SH       DEFINED                 52325        0      890
Johnson & Johnson              COM              478160104     4218    71186 SH       DEFINED                 70521        0      665
Life Technologies              COM              53217V109     1024    19540 SH       DEFINED                 19220        0      320
Marriott Intl. Inc. CL A       COM              571903202      207     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      483     6350 SH       SOLE                     6350        0        0
Microsoft Corp                 COM              594918104     4223   166309 SH       DEFINED                163559        0     2750
Nordstrom Inc                  COM              655664100     4393    97873 SH       DEFINED                 95788        0     2085
Omnicom Group                  COM              681919106     5417   110412 SH       DEFINED                108692        0     1720
Pepsico Inc                    COM              713448108     5073    78764 SH       DEFINED                 77754        0     1010
Pfizer Inc                     COM              717081103     1522    74929 SH       SOLE                    74929        0        0
Precision Castparts Corp       COM              740189105     2678    18195 SH       DEFINED                 17885        0      310
T Rowe Price Group Inc         COM              74144T108     2536    38180 SH       DEFINED                 37500        0      680
Procter & Gamble Company       COM              742718109     5861    95153 SH       DEFINED                 93908        0     1245
Qualcomm Inc.                  COM              747525103      708    12910 SH       SOLE                    12910        0        0
Raytheon Co                    COM              755111507      385     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101     1361    23905 SH       DEFINED                 23535        0      370
Schlumberger Limited           COM              806857108     7578    81261 SH       DEFINED                 79831        0     1430
Stericycle Inc.                COM              858912108     2894    32640 SH       DEFINED                 32100        0      540
Swift Energy Co                COM              870738101     2411    56493 SH       DEFINED                 55093        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     4029    80316 SH       DEFINED                 78941        0     1375
Texas Instruments Incorporated COM              882508104      553    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2653    92267 SH       DEFINED                 91301        0      966
Wal Mart Stores Inc            COM              931142103     4837    92927 SH       DEFINED                 91532        0     1395
Walgreen Co.                   COM              931422109     4718   117534 SH       DEFINED                115844        0     1690
Western Union Corp             COM              959802109     2155   103743 SH       DEFINED                101833        0     1910